FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of assets measured at fair value on a recurring basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,	December 31,
Description	Level	2020	2019

Assets:
Cash and marketable securities held in Trust Account	1	$696,957,196	$695,295,418

Liabilities:
Warrant Liabilities – Public Warrants	1	45,310,000	32,660,000
Warrant Liabilities – Private Placement Warrants	3	32,548,000	23,700,000
Prosus subscription agreement liability	3	50,481,190	—
Conversion option liability	3	1,604,359	—

Schedule of fair value of warrant liabilities

	Private Placement	Public	Warrant Liabilities
Fair value as of April 11, 2019 (inception)	$—	$—	$—
Initial measurement on July 1, 2019	15,800,000	22,310,000	38,110,000
Change in valuation inputs or other assumptions	7,900,000	10,350,000	18,250,000
Fair value as of December 31, 2019	23,700,000	32,660,000	56,360,000
Change in valuation inputs and other assumptions	8,848,000	12,650,000	21,498,000
Fair value as of December 31, 2020	$32,548,000	$45,310,000	$77,858,000